Associates and joint ventures	12 Months Ended
Dec. 31, 2025
Disclosure Of Associates And Joint Ventures [Abstract]
Associates and joint ventures	9 Associates and joint ventures

		2025		2024		2023
	Total £m	Group’s share £m	Total £m	Group's share £m	Total £m	Group's share £m
Revenue	9,708	2,416	9,936	2,635	9,412	2,630
Profit from operations	3,752	952	2,662	715	2,596	783
Net finance income	(2)	—	5	2	15	4
Profit on ordinary activities before taxation	3,750	952	2,667	717	2,611	787
Taxation on ordinary activities	(659)	(162)	(639)	(172)	(664)	(194)
Profit on ordinary activities after taxation	3,091	790	2,028	545	1,947	593
Non-controlling interests	(27)	(7)	(27)	(6)	(28)	(8)
Post-tax results of associates and joint ventures	3,064	783	2,001	539	1,919	585
Gain from partial divestment of shares in ITC	—	898	—	1,361	—	—
Total post-tax results of associates and joint ventures	3,064	1,681	2,001	1,900	1,919	585
Enumerated below are movements that have impacted the post-tax results of associates and joint ventures in 2025, 2024 and 2023. The amounts below were reported as adjusting items under the share of profit from associates in the income statement.
(a) Adjusting items
In 2025, the Group’s interest in ITC, an associate of the Group in India, decreased from 25.45% to 22.91% (2024: 29.02% to 25.45%; 2023: 29.19% to
29.02%) as a result of ITC issuing ordinary shares under the ITC Employee Share Option Scheme and the Group's partial divestment of shares held in ITC.
The issue of these shares under the ITC Employee Option Scheme and related change in the Group’s share of ITC resulted in a gain of £6 million (2024:
£18 million gain; 2023: £40 million gain), which is treated as a deemed partial disposal and included in the income statement.
On 28 May 2025, the Group announced the divestment of 313,000,000 ordinary shares held in ITC, representing 10% of the Group's equity stake (the equivalent of 2.5% of ITC's ordinary shares). A gain of £898 million has been recognised in the Group’s share of post-tax results of associates and joint ventures and includes a foreign exchange loss of £47 million reclassified to the income statement and previously recognised in associates other comprehensive income. Refer to note 27(b)(i) for further details.
In addition, in 2025, as part of the demerger accounting (refer to note 14), ITC recognised the excess of the fair value over the carrying value of the hotels business as an adjusting item. The Group’s share of this adjusted gain amounted to £333 million (net of tax).
During the year, VST Industries Limited recognised an adjusting gain in relation to a sale of land and buildings. The Group's share of this gain is £3 million.
Organigram Global Inc. (Organigram) acquired Motifs Lab Ltd on 6 December 2024 and the consideration included CAD$40 million of common shares in
Organigram which diluted BAT's ownership from 35.09% to 30.60% and resulted in a loss on dilution of £1 million.
On 13 March 2024, the Group announced the divestment of 436,851,457 ordinary shares held in ITC, representing 12% of the Group's equity stake (the equivalent of 3.5% of ITC's ordinary shares). A gain of £1,361 million has been recognised in the Group’s share of post-tax results of associates and joint ventures and includes a foreign exchange loss of £43 million reclassified to the income statement and previously recognised in associates other comprehensive income. Refer to note 27(b)(i) for further details.
In 2023, ITC recognised a credit in respect of the proceeds received in partial settlement of the insurance claim towards the cost of leaf tobacco stocks destroyed in a third-party warehouse fire, the Group’s share of which was £2 million.
In 2023, the Group impaired the investment in Organigram by £34 million (net of tax), driven by the decrease in Organigram’s share price. In 2024 and 2025, no further impairment was required.
(b) Other financial information
The Group’s share of the results of associates and joint ventures (excluding the gain from partial divestment of shares in ITC) is shown in the table below.

	2025	2024	2023
	Group’s share £m	Group’s share £m	Group’s share £m
Profit on ordinary activities after taxation
– attributable to owners of the parent	783	539	585
Other comprehensive income/(expense):
Items that may be reclassified to profit and loss	(133)	(13)	(107)
Items that will not be reclassified to profit and loss	(4)	33	(5)
Total comprehensive income	646	559	473
Summarised financial information of the Group’s associates and joint ventures is shown below.

			2025
	ITC £m	Others £m	Total £m
Revenue	6,921	2,787	9,708
Profit/(loss) on ordinary activities before taxation	3,765	(15)	3,750
Post-tax results of associates and joint ventures	3,082	(18)	3,064
Other comprehensive expense	(761)	(14)	(775)
Total comprehensive income/(expense)	2,321	(32)	2,289

			2024
	ITC £m	Others £m	Total £m
Revenue	7,265	2,671	9,936
Profit/(loss) on ordinary activities before taxation	2,680	(13)	2,667
Post-tax results of associates and joint ventures	2,025	(24)	2,001
Other comprehensive income/(expense)	98	(15)	83
Total comprehensive income/(expense)	2,123	(39)	2,084

			2023
	ITC £m	Others £m	Total £m
Revenue	6,805	2,607	9,412
Profit/(loss) on ordinary activities before taxation	2,813	(202)	2,611
Post-tax results of associates and joint ventures	2,121	(202)	1,919
Other comprehensive expense	(368)	(20)	(388)
Total comprehensive income/(expense)	1,753	(222)	1,531